Business Combination (Details) - Schedule of acquisition ownership	12 Months Ended
Jun. 30, 2022 USD ($)
Zhongrun [Member]
Fair value of total consideration transferred:
Equity instrument	$ 11,350,319
Cash consideration	430,750
Total consideration	11,781,069
Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets - customer relationships	6,321,792
Deferred tax liabilities	(1,580,448)
Total identifiable net assets	8,624,393
Fair value of non-controlling interest	2,156,098
Goodwill	5,312,774
Youyou [Member]
Fair value of total consideration transferred:
Equity instrument	2,000,091
Cash consideration	574,333
Total consideration	2,574,424
Recognized amounts of identifiable assets acquired and liability assumed:
Total identifiable net assets	329,725
Fair value of non-controlling interest	131,890
Goodwill	2,376,589
Chuangying [Member]
Fair value of total consideration transferred:
Equity instrument	5,593,049
Total consideration	5,593,049
Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets - copyrights and trademarks	242,556
Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets - customer relationships	1,426,798
Deferred tax liabilities	(417,338)
Total identifiable net assets	2,058,956
Goodwill	$ 3,534,093